CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash acquired from business acquisition	$ 467